Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Other Revenues [Line Items]
Trust fees		¥ 25,000	¥ 25,000
Fees related to trust business		29,000	31,000
Trading account gains (losses)—net	[1]	257,591	395,405
Other noninterest income	[1],[2]	23,715	34,839
Revenue from contracts with customers ("ASC 606")
Other Revenues [Line Items]
Trading account gains (losses)—net		45,000	33,000
Other noninterest income		¥ 7,000	¥ 12,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.